Consolidated income statement - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	R 172,194	R 127,392	R 72,925
Cost of sales	(109,306)	(83,369)	(63,314)
Interest income	1,202	1,065	560
Finance expense	(2,496)	(3,152)	(3,303)
Share-based payment expenses	(383)	(512)	(363)
Loss on financial instruments	(6,279)	(2,450)	(6,015)
Gain/(loss) on foreign exchange differences	1,149	(255)	325
Share of results of equity-accounted investees after tax	1,989	1,700	721
Other costs	(3,018)	(2,727)	(2,310)
Other income	764	1,658	484
Gain on disposal of property, plant and equipment	36	99	77
(Impairments)/reversal of impairments	(5,148)	121	(86)
Loss on settlement of US$ Convertible Bond	0	1,507	0
Early redemption premium on the 2025 Notes	(196)	0	0
Occupational healthcare gain/(expense)	14	(52)	40
Restructuring costs	(107)	(436)	(1,252)
Loss on Bulk Tailings re-Treatment (BTT) early settlement	0	(186)	0
Transaction costs	(140)	(139)	(448)
Gain on acquisition	0	0	1,103
Profit before royalties, carbon tax and tax	50,275	37,250	(856)
Royalties	(2,714)	(1,765)	(431)
Carbon tax	(4)	(5)	(13)
Profit before tax	47,557	35,480	(1,300)
Mining and income tax	(13,761)	(4,858)	1,733
Profit for the year	33,796	30,622	433
Attributable to:
Owners of Sibanye-Stillwater	33,054	29,312	62
Non-controlling interests (NCI)	R 742	R 1,310	R 371
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share (in ZAR per share)	R 11.40	R 10.74	R 0.02
Diluted earnings per share (in ZAR per share)	R 11.29	R 10.55	R 0.02